Leases	9 Months Ended
Sep. 30, 2026
Lease Disclosure [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

Premises
$
Costs
Balance – December 31, 2025	7,177
Additions	4,776
Additions through acquisitions	223
Modifications to and disposals of lease contracts	(2,877)
Effects of foreign exchange	(650)
Balance – September 30, 2026	8,649

Accumulated amortization
Balance – December 31, 2025	4,790
Amortization	1,465
Modifications to and disposals of lease contracts	(2,253)
Effects of foreign exchange	(505)
Balance – September 30, 2026	3,497

Carrying value
Net balance – December 31, 2025	2,387
Net balance – September 30, 2026	5,152
The Company’s lease obligations are as follows:

2026
$
Balance – January 1	2,560
Additions	4,773
Additions through acquisitions	201
Disposals	(630)
Interest accretion	214
Lease repayments	(1,606)
Effects of foreign exchange	(190)
Balance – September 30	5,322

Current	1,837
Non-current	3,485
5,322
Expenses incurred for the three and nine months ended September 30, 2026 relating to short-term leases and leases of low-value assets were $10 and $31, respectively (2025 - $6 and $33).